N-4	Apr. 26, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
Entity Central Index Key	0000790560
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Gardner and White (HV-1524)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.

As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.	Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.31%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $970	Highest Annual Cost: $2,812
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specifc fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.

As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge

Surrender Charge Phaseout Period, Years | yr	12
Transaction Charges [Text Block]
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.	Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.31%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $970	Highest Annual Cost: $2,812
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.31%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $970	Highest Annual Cost: $2,812
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 970
Highest Annual Cost [Dollars]	$ 2,812
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should
Item 4. Fee Table [Text Block]	FEE TABLE The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain Plan related expenses (see “Plan Related Expenses” under the section entitled “Contract Charges”). If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.Fee Table A below lists the applicable fees and expenses for Contracts issued on or after May 2, 1983. Fee Table B below lists the applicable fees and expenses for Contracts issued before May 2, 1983. FEE TABLE A: Contracts issued on or after May 2, 1983 Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	7%
Transfer Fee (2)	$5
Loan Set-Up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (3)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (4) Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (4)	0.90% 1.25%	0.00% 0.00%
Loan Administration Fee (5)	$50	$0
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.31%
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.
Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.(5)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983 Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (6)	6%
Transfer Fee (7)	$5
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (8)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (9)	2%	1.25%
(6)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.(7)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.(8)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis. (9)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	7%
Transfer Fee (2)	$5
Loan Set-Up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (3)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (4) Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (4)	0.90% 1.25%	0.00% 0.00%
Loan Administration Fee (5)	$50	$0
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.31%
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.
Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.(5)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,106	$14,919	$20,842	$34,387
0.90% (DC-I)	$8,772	$13,921	$19,047	$30,813
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983 Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (6)	6%
Transfer Fee (7)	$5
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (8)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (9)	2%	1.25%
(6)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.(7)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.(8)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis. (9)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,821	$17,033	$24,475	$41,640
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.
Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.(5)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,106	$14,919	$20,842	$34,387
0.90% (DC-I)	$8,772	$13,921	$19,047	$30,813
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983 Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (6)	6%
Transfer Fee (7)	$5
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (8)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (9)	2%	1.25%
(6)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.(7)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.(8)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis. (9)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,821	$17,033	$24,475	$41,640
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641

Exchange Fee, Maximum [Dollars]	$ 5
Exchange Fee, Footnotes [Text Block]	The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (3)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (4) Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (4)	0.90% 1.25%	0.00% 0.00%
Loan Administration Fee (5)	$50	$0
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.31%
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.
Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.(5)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,106	$14,919	$20,842	$34,387
0.90% (DC-I)	$8,772	$13,921	$19,047	$30,813
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,642	$8,113	$13,844	$29,388
0.90% (DC-I)	$2,283	$7,036	$12,049	$25,814
FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983 Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (6)	6%
Transfer Fee (7)	$5
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (8)	$18	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (9)	2%	1.25%
(6)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.(7)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.(8)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis. (9)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,821	$17,033	$24,475	$41,640
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,411	$10,395	$17,602	$36,641

Administrative Expense, Maximum [Dollars]	$ 18
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.
Offered Starting [Date]	May 02, 1983
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.31%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.31%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,821
Surrender Expense, 3 Years, Maximum [Dollars]	17,033
Surrender Expense, 5 Years, Maximum [Dollars]	24,475
Surrender Expense, 10 Years, Maximum [Dollars]	41,640
Annuitized Expense, 1 Year, Maximum [Dollars]	3,411
Annuitized Expense, 3 Years, Maximum [Dollars]	10,395
Annuitized Expense, 5 Years, Maximum [Dollars]	17,602
Annuitized Expense, 10 Years, Maximum [Dollars]	36,641
No Surrender Expense, 1 Year, Maximum [Dollars]	3,411
No Surrender Expense, 3 Years, Maximum [Dollars]	10,395
No Surrender Expense, 5 Years, Maximum [Dollars]	17,602
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,641
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first Twelve Contract Years we will deduct a contingent deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account. Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	Must be permitted by the Code and the terms of the Plan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	Must be permitted by the Code and the terms of the Plan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Value	AB VPS International Value Portfolio - Class B Adviser: AllianceBernstein L.P. Subadviser: N/A	1.13%	14.83%	5.55%	1.83%
US Insurance Large Growth	American Funds IS® Growth Fund - Class 2 Adviser: Capital Research and Management Company Subadviser: N/A	0.59%	38.48%	18.67%	14.35%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.64%	16.82%	10.27%	7.46%
US Insurance Moderate Allocation	Fidelity® VIP Asset Manager Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.53%	12.94%	7.48%	5.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.56%	33.45%	16.65%	11.61%
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.68%	10.64%	6.29%	4.93%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.72%	12.22%	7.22%	5.48%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.74%	13.32%	7.98%	5.93%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.77%	14.46%	9.02%	6.59%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.82%	16.53%	10.57%	7.40%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.86%	18.61%	11.65%	7.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.87%	19.13%	11.75%	7.92%
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.87%	19.19%	11.74%	7.91%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.62%	7.65%	3.68%	3.13%
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.70%	7.91%	3.74%	3.03%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.85%	12.65%	7.36%	5.35%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.86%	14.08%	8.43%	6.10%
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.89%	15.57%	9.58%	6.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.93%	17.48%	11.10%	7.72%
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.58%	36.24%	19.64%	14.80%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd	0.73%	20.55%	9.99%	4.91%
US Insurance Moderately Conservative Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.71%	8.62%	6.98%	5.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	18.42%	9.78%	7.17%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	5.18%	1.80%	1.27%
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.00%	12.09%	13.20%	8.65%
US Insurance Moderate Allocation	Invesco V.I. Equity and Income Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	10.24%	9.64%	6.78%
US Insurance Global Large-Stock Growth	Invesco V.I. Global Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.45%	12.02%	8.20%
US Insurance Mid-Cap Growth	LVIP American Century Capital Appreciation Fund - Standard Class II* (Formerly American Century VP Capital Appreciation Fund - Class I) Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	20.69%	13.24%	9.36%
US Insurance Mid-Cap Growth	MSVI Fund, Inc. Discovery Portfolio - Class II* Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.05%	44.13%	10.83%	8.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Real Estate	MSVI Fund, Inc. U.S. Real Estate Portfolio - Class II* Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.05%	14.22%	2.66%	4.26%
US Insurance Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Administrative Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.77%	3.67%	3.16%	2.25%
US Insurance Mid-Cap Value	Pioneer Mid Cap Value VCT Portfolio - Class II Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.05%	12.20%	12.26%	7.30%
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.03%	23.75%	14.17%	7.82%
US Insurance Small Value	Royce Small-Cap Portfolio - Investment Class Adviser: Royce & Associates, LP Subadviser: N/A	1.15%	25.93%	10.17%	5.61%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-1524
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Value	AB VPS International Value Portfolio - Class B Adviser: AllianceBernstein L.P. Subadviser: N/A	1.13%	14.83%	5.55%	1.83%
US Insurance Large Growth	American Funds IS® Growth Fund - Class 2 Adviser: Capital Research and Management Company Subadviser: N/A	0.59%	38.48%	18.67%	14.35%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.64%	16.82%	10.27%	7.46%
US Insurance Moderate Allocation	Fidelity® VIP Asset Manager Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.53%	12.94%	7.48%	5.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.56%	33.45%	16.65%	11.61%
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.68%	10.64%	6.29%	4.93%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.72%	12.22%	7.22%	5.48%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.74%	13.32%	7.98%	5.93%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.77%	14.46%	9.02%	6.59%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.82%	16.53%	10.57%	7.40%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.86%	18.61%	11.65%	7.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.87%	19.13%	11.75%	7.92%
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.87%	19.19%	11.74%	7.91%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.62%	7.65%	3.68%	3.13%
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.70%	7.91%	3.74%	3.03%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.85%	12.65%	7.36%	5.35%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.86%	14.08%	8.43%	6.10%
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.89%	15.57%	9.58%	6.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.93%	17.48%	11.10%	7.72%
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.58%	36.24%	19.64%	14.80%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd	0.73%	20.55%	9.99%	4.91%
US Insurance Moderately Conservative Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.71%	8.62%	6.98%	5.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	18.42%	9.78%	7.17%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts.) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	5.18%	1.80%	1.27%
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.00%	12.09%	13.20%	8.65%
US Insurance Moderate Allocation	Invesco V.I. Equity and Income Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	10.24%	9.64%	6.78%
US Insurance Global Large-Stock Growth	Invesco V.I. Global Fund - Series II Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.45%	12.02%	8.20%
US Insurance Mid-Cap Growth	LVIP American Century Capital Appreciation Fund - Standard Class II* (Formerly American Century VP Capital Appreciation Fund - Class I) Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	20.69%	13.24%	9.36%
US Insurance Mid-Cap Growth	MSVI Fund, Inc. Discovery Portfolio - Class II* Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.05%	44.13%	10.83%	8.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Real Estate	MSVI Fund, Inc. U.S. Real Estate Portfolio - Class II* Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.05%	14.22%	2.66%	4.26%
US Insurance Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Administrative Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.77%	3.67%	3.16%	2.25%
US Insurance Mid-Cap Value	Pioneer Mid Cap Value VCT Portfolio - Class II Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.05%	12.20%	12.26%	7.30%
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.03%	23.75%	14.17%	7.82%
US Insurance Small Value	Royce Small-Cap Portfolio - Investment Class Adviser: Royce & Associates, LP Subadviser: N/A	1.15%	25.93%	10.17%	5.61%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Gardner and White (HV-1524) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Gardner and White (HV-1524) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Gardner and White (HV-1524) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Gardner and White (HV-1524) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Gardner and White (HV-1524) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first Twelve Contract Years we will deduct a contingent deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Gardner and White (HV-1524) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Gardner and White (HV-1524) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Gardner and White (HV-1524) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Gardner and White (HV-1524) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Gardner and White (HV-1524) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Gardner and White (HV-1524) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Gardner and White (HV-1524) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Gardner and White (HV-1524) | ABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Value
Portfolio Company Name [Text Block]	AB VPS International Value Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Gardner and White (HV-1524) | AmericanFundsISGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	American Funds IS®Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.48%
Average Annual Total Returns, 5 Years [Percent]	18.67%
Average Annual Total Returns, 10 Years [Percent]	14.35%
Gardner and White (HV-1524) | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Gardner and White (HV-1524) | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Gardner and White (HV-1524) | FidelityVIPAssetManagerPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Gardner and White (HV-1524) | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Gardner and White (HV-1524) | FidelityVIPFreedom2015PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2015
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Gardner and White (HV-1524) | FidelityVIPFreedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Gardner and White (HV-1524) | FidelityVIPFreedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2025
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Gardner and White (HV-1524) | FidelityVIPFreedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Gardner and White (HV-1524) | FidelityVIPFreedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2035
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.53%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Gardner and White (HV-1524) | FidelityVIPFreedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Gardner and White (HV-1524) | FidelityVIPFreedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2045
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.13%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Gardner and White (HV-1524) | FidelityVIPFreedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	11.74%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Gardner and White (HV-1524) | FidelityVIPFreedomIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date Retirement
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Gardner and White (HV-1524) | FidelityVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Conservative Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Gardner and White (HV-1524) | FidelityVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Gardner and White (HV-1524) | FidelityVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Gardner and White (HV-1524) | FidelityVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Gardner and White (HV-1524) | FidelityVIPFundsManager85PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Gardner and White (HV-1524) | FidelityVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Gardner and White (HV-1524) | FidelityVIPOverseasPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Gardner and White (HV-1524) | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Gardner and White (HV-1524) | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Gardner and White (HV-1524) | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Gardner and White (HV-1524) | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Gardner and White (HV-1524) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Gardner and White (HV-1524) | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Gardner and White (HV-1524) | HartfordSmallCapGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.42%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Gardner and White (HV-1524) | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Gardner and White (HV-1524) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Gardner and White (HV-1524) | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Gardner and White (HV-1524) | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Gardner and White (HV-1524) | InvescoVIEquityandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Gardner and White (HV-1524) | InvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Gardner and White (HV-1524) | LVIPAmericanCenturyCapitalAppreciationFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Standard Class II* (Formerly American Century VP Capital Appreciation Fund - Class I)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Gardner and White (HV-1524) | MSVIFundIncDiscoveryPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	MSVI Fund, Inc. Discovery Portfolio - Class II*
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	44.13%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Gardner and White (HV-1524) | MSVIFundIncUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Real Estate
Portfolio Company Name [Text Block]	MSVI Fund, Inc. U.S. Real Estate Portfolio - Class II*
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Gardner and White (HV-1524) | PIMCOVITRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Gardner and White (HV-1524) | PioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value VCT Portfolio - Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.20%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Gardner and White (HV-1524) | PutnamVTSmallCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Small Value
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	23.75%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Gardner and White (HV-1524) | RoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Portfolio - Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Gardner and White (HV-1524) | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
Exchange Fee, Maximum [Dollars]	$ 5
Exchange Fee, Footnotes [Text Block]	The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 18
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.
Offered Starting [Date]	Dec. 07, 1981
Offered Ending [Date]	May 02, 1983
Gardner and White (HV-1524) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50
Standard Benefit Expense, Current [Dollars]	$ 50
Brief Restrictions / Limitations [Text Block]	Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Gardner and White (HV-1524) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Systemic Withdrawal Option
Gardner and White (HV-1524) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received.• The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge. Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Gardner and White (HV-1524) | DCIMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,772
Surrender Expense, 3 Years, Maximum [Dollars]	13,921
Surrender Expense, 5 Years, Maximum [Dollars]	19,047
Surrender Expense, 10 Years, Maximum [Dollars]	30,813
Annuitized Expense, 1 Year, Maximum [Dollars]	2,283
Annuitized Expense, 3 Years, Maximum [Dollars]	7,036
Annuitized Expense, 5 Years, Maximum [Dollars]	12,049
Annuitized Expense, 10 Years, Maximum [Dollars]	25,814
No Surrender Expense, 1 Year, Maximum [Dollars]	2,283
No Surrender Expense, 3 Years, Maximum [Dollars]	7,036
No Surrender Expense, 5 Years, Maximum [Dollars]	12,049
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,814
Gardner and White (HV-1524) | DCIIMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,106
Surrender Expense, 3 Years, Maximum [Dollars]	14,919
Surrender Expense, 5 Years, Maximum [Dollars]	20,842
Surrender Expense, 10 Years, Maximum [Dollars]	34,387
Annuitized Expense, 1 Year, Maximum [Dollars]	2,642
Annuitized Expense, 3 Years, Maximum [Dollars]	8,113
Annuitized Expense, 5 Years, Maximum [Dollars]	13,844
Annuitized Expense, 10 Years, Maximum [Dollars]	29,388
No Surrender Expense, 1 Year, Maximum [Dollars]	2,642
No Surrender Expense, 3 Years, Maximum [Dollars]	8,113
No Surrender Expense, 5 Years, Maximum [Dollars]	13,844
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,388